Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current	₩ 419,744	₩ 515,988
Non-current	468,009	579,918
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	146,277	136,275
Non-current	38,114	33,157
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	50,222	35,702
Non-current	146,536	170,272
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	20,893	46,823
Non-current	52,169	59,518
Provision for the restoration [member]
Disclosure of other provisions [line items]
Current	14,567	6,049
Non-current	161,253	185,097
Others [member]
Disclosure of other provisions [line items]
Current	187,785	291,139
Non-current	₩ 69,937	₩ 131,874